Allen R. Reed
Allstate Life Insurance Company
Phone: 847.402.7085
Email: aree9@allstate.com

VIA EDGAR TRANSMISSION

May 01, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I ("Registrant")
Registration Statements on Form N-4
Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. For each Registration Statement shown below, the form of Prospectus and Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                           Depositor                                1940 Act #                               Registration Statement

Allstate Financial                              Allstate Life                            811-09327                                    333-141909
Advisors Separate                             Insurance                                                                                    333-121693
Account I                                            Company                                                                                     333-102934
    333-102295

You may direct any questions regarding this filing to the undersigned at (847)402-7085.

Very truly yours,

/s/ ALLEN R. REED
Allen R. Reed
Senior Attorney